Annual Operating Expenses {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-10 - Dynamic Capital Appreciation Portfolio	Apr. 30, 2022
VIP Dynamic Capital Appreciation Portfolio-Initial VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.66%
VIP Dynamic Capital Appreciation Portfolio-Service VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.14%
Total annual operating expenses	0.76%
VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual operating expenses	0.91%